Balance Sheets ₪ in Thousands, $ in Thousands		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents		₪ 54,036	$ 17,375	₪ 9,421
Other receivables		1,012	325	1,204
Current assets		55,048	17,700	10,625
LONG-TERM ASSETS:
Property, plant and equipment		38,519	12,386	39,607
Right-of-use assets		5,588	1,797	6,206
Other long-term assets		444	143	473
Long-term assets		44,551	14,326	46,286
Non-current assets		99,599	32,026	56,911
CURRENT LIABILITIES:
Trade payables		3,107	999	1,868
Current maturities of lease liabilities		773	249	654
Loan from others				60,421
Other payables		3,327	1,070	1,246
Current liabilities		7,207	2,318	64,189
LONG-TERM LIABILITIES:
Lease Liabilities		5,712	1,837	6,088
Loan from others		63,252	20,338
Other payables				1,135
Severance pay liability, net		95	31	95
Long-Term Liabilities		69,059	22,206	7,318
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value: Authorized: 1,800,000,000 and 600,000,000 shares at December 31, 2021 and 2020, respectively; Issued and outstanding: 739,048,544 and 461,285,824 shares at December 31, 2021 and 2020, respectively	[1]
Share premium		388,104	124,792	310,197
Accumulated deficit		(364,771)	(117,290)	(324,793)
Equity		23,333	7,502	(14,596)
Equity and liabilities		₪ 99,599	$ 32,026	₪ 56,911

[1]	Represents less than NIS\USD 1.